Note 22. Employee Benefits (Detail) - Funded Status of Defined Benefit Pension Plans: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Change in projected benefit obligation
Actuarial loss	$ (83,374)	$ (35,480)
Change in fair value of plan assets
Fair value of plan assets	261,240
Funded status – (under)/over at end of year		9,748
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation	229,449	215,167
Service cost - pension	3,932	3,910
Interest cost	12,263	11,994
Benefits paid	(9,747)	(8,224)
Actuarial loss	50,801	1,621
Foreign currency exchange rate changes	(207)	4,981
Change in fair value of plan assets
Fair value of plan assets	239,197	224,111
Actual return (loss) on plan assets	19,567	10,252
Benefits paid	(9,747)	(8,224)
Employer contributions	3,252	6,681
Employee contributions	1,128	1,191
Foreign currency exchange rate changes	(472)	5,186
Fair value of plan assets	252,925	239,197
Projected benefit obligation	286,491	229,449
Funded status – (under)/over at end of year	(33,566)	9,748
Foreign Pension Plans, Defined Benefit [Member]
Change in projected benefit obligation
Projected benefit obligation	12,929	11,720
Interest cost	571	610
Benefits paid	(799)	(649)
Actuarial loss	1,303	1,248
Change in fair value of plan assets
Fair value of plan assets	8,998	8,826
Actual return (loss) on plan assets	(47)	703
Benefits paid	(799)	(649)
Employer contributions	163	118
Fair value of plan assets	8,315	8,998
Projected benefit obligation	14,004	12,929
Funded status – (under)/over at end of year	$ (5,689)	$ (3,931)